POST BALANCE SHEET EVENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Schedule of fair value of total net assets acquired

US$’000
ASSETS ACQUIRED
Non-current assets
Property, plant and equipment	1,569
Goodwill	12,071
Other intangible assets	9,360
Financial assets	9
Total non-current assets	23,009
Current assets
Inventory	1,296
Other receivables	135
Total current assets	1,431
Total assets acquired	24,440

LIABILITIES ASSUMED
Current liabilities
Trade and other payables	50
Total current liabilities	50
Non-current liabilities
Deferred tax liability	1,170
Total non-current liabilities	1,170
Total liabilities assumed	1,220

NET ASSETS ACQUIRED	23,220